Commitments and Contingencies - Additional Information (Details) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Operating Leases, Future Minimum Payments Due [Abstract]
2015	$ 2,600,000,000
2016	2,300,000,000
2017	1,900,000,000
2018	1,500,000,000
2019	1,200,000,000
Thereafter	4,900,000,000
Notional amount of derivatives	1,134,132,000,000	1,328,787,000,000
Commercial Banks
Operating Leases, Future Minimum Payments Due [Abstract]
Notional amount of derivatives	527,000,000	1,800,000,000
Unconsolidated VIEs
Operating Leases, Future Minimum Payments Due [Abstract]
Notional amount of derivatives	1,200,000,000	1,300,000,000
Life Insurance Book Value Protection
Operating Leases, Future Minimum Payments Due [Abstract]
Notional amount of derivatives	13,600,000,000	13,400,000,000
Net fair value of bank-owned life insurance book value protection	25,000,000	39,000,000
Maximum potential exposure	3,100,000,000	3,000,000,000
Employee Retirement Protection
Operating Leases, Future Minimum Payments Due [Abstract]
Notional amount of derivatives	500,000,000	4,600,000,000
Other Guarantee
Operating Leases, Future Minimum Payments Due [Abstract]
Maximum potential exposure	6,200,000,000	6,900,000,000
Loan commitments
Loss Contingencies [Line Items]
Other commitments	1,800,000,000	1,500,000,000
Forward-Dated Resale and Securities Borrowing Agreements
Loss Contingencies [Line Items]
Other commitments	73,200,000,000	75,500,000,000
Forward-Dated Repurchase and Securities Lending Agreements
Loss Contingencies [Line Items]
Other commitments	55,800,000,000	38,300,000,000
Unfunded Equity Investment Commitments
Loss Contingencies [Line Items]
Other commitments	57,000,000	195,000,000
Payment Protection Insurance
Operating Leases, Future Minimum Payments Due [Abstract]
Loss contingency accrual	378,000,000	381,000,000
Provision	621,000,000	258,000,000
Merchant Servicing Joint Venture
Operating Leases, Future Minimum Payments Due [Abstract]
Equity method investment ownership percentage	49.00%
Merchant Processing Servicers, Sponsored Entities
Operating Leases, Future Minimum Payments Due [Abstract]
Transactions processed and settled by sponsored entities	647,100,000,000	623,700,000,000
Losses as result of cardholder disputed transactions	16,000,000	15,000,000
Merchant escrow deposits held as collateral	130,000,000	203,000,000
Merchant Processing Servicers, Sponsored Entities | Merchant Services
Operating Leases, Future Minimum Payments Due [Abstract]
Maximum potential exposure	$ 269,300,000,000	$ 258,500,000,000